SUPPLEMENT DATED AUGUST 1, 2001
                              TO THE PROSPECTUS OF
                         FRANKLIN TEMPLETON GLOBAL TRUST
   (FRANKLIN TEMPLETON GLOBAL CURRENCY AND FRANKLIN TEMPLETON HARD CURRENCY
                                     FUNDS)
                               DATED MARCH 1, 2001

I. On July 19, 2001, shareholders of Franklin Templeton Global Currency Fund ("Global Currency Fund") approved a proposal to merge Global Currency Fund into Templeton Global Bond Fund ("Global Bond Fund"). Global Currency Fund was merged into Global Bond Fund on July 26, 2001.

II. On July 19, 2001, shareholders of Franklin Templeton Hard Currency Fund ("Hard Currency Fund") voted on a proposal to merge Hard Currency Fund into Global Bond Fund. The proposal was not approved by a majority of the shareholders of Hard Currency Fund. Effective immediately, Hard Currency Fund will accept new accounts. If you are a current shareholder, you also may add to your existing account through new purchases.

III. The section "Management" on page 18 is replaced with the following:

       MANAGEMENT
------------------------------------------------------------------------------


       Franklin  Advisers,  Inc.  (Advisers),  One Franklin  Parkway,
       San Mateo, CA 94403-1906,  is the Fund's  investment  manager.
       Together, Advisers and its affiliates manage over $268 billion in assets. A team from Advisers is responsible for the Fund's management.

       The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended October 31, 2000, the Fund paid 0.65% of its average daily net assets to the manager for its services.

               Please keep this supplement for future reference.






                        SUPPLEMENT DATED AUGUST 1, 2001
                              TO THE PROSPECTUS OF
         FRANKLIN TEMPLETON HARD CURRENCY FUND - ADVISOR CLASS
                               DATED MARCH 1, 2001

I. On July 19, 2001, shareholders of Franklin Templeton Hard Currency Fund ("Hard Currency Fund") voted on a proposal to merge Hard Currency Fund into Templeton Global Bond Fund. The proposal was not approved by a majority of the shareholders of Hard Currency Fund. Effective immediately, Hard Currency Fund will accept new accounts. If you are a current shareholder, you also may add to your existing account through new purchases.

II. The section "Management" on page 9 is replaced with the following:

       MANAGEMENT
------------------------------------------------------------------------

       Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's investment manager. Together, Advisers and its affiliates manage over $268 billion in assets. A team from Advisers is responsible for the Fund's management.

       The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended October 31, 2000, the Fund paid 0.65% of its average daily net assets to the manager for its services.

                Please keep this supplement for future reference.